Risk Management (Details) - Schedule of macro economical forward - Average estimates 2021 - 2022 [Member] - Macro Economic [Member]	12 Months Ended
Dec. 31, 2021
Unfavorable Scenario 2 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.25%
Unfavorable Scenario 2 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	11.40%
Unfavorable Scenario 2 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(0.30%)
Unfavorable Scenario 2 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(2.20%)
Unfavorable Scenario 2 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	13.50%
Unfavorable Scenario 1 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.30%
Unfavorable Scenario 1 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	10.20%
Unfavorable Scenario 1 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	15.00%
Unfavorable Scenario 1 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(0.20%)
Unfavorable Scenario 1 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	16.20%
Base Scenario [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.50%
Base Scenario [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.70%
Base Scenario [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.00%
Base Scenario [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.40%
Base Scenario [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	19.70%
Favorable Scenario 1 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.70%
Favorable Scenario 1 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.10%
Favorable Scenario 1 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.50%
Favorable Scenario 1 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.90%
Favorable Scenario 1 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	23.30%
Favorable Scenario 2 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.30%
Favorable Scenario 2 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.00%
Favorable Scenario 2 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.30%
Favorable Scenario 2 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.90%
Favorable Scenario 2 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	25.90%